Financial risk management - Summary of Borrowing to Price Rate Changes (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Disclosure of Financial Risk Management [Line Items]
Current borrowings	$ 13,862	$ 5,952
Non-current borrowings	100,483	102,811
Total borrowings	114,345	108,763
Commodity price risk
Disclosure of Financial Risk Management [Line Items]
Current borrowings	1,869	336
Non-current borrowings	64,562	55,739
Total borrowings	$ 66,431	$ 56,075
Percent of current borrowings	2.00%	0.00%
Percent of non-current borrowings	56.00%	51.00%
Percent of total loans	58.00%	51.00%